Personnel Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Personnel Expenses [Abstract]
Summary of Personnel Expense

	For the year ended March 31
Particulars	2022	2023	2024
Wages, salaries and other employees benefits	73,654	86,868	100,222
Contributions to defined contribution plans	3,558	4,145	4,931
Expenses related to defined benefit plans (refer note 32)	1,389	1,516	1,354
Equity-settled share based payment (refer note 33)	36,645	35,643	36,963
Employee welfare expenses	1,678	3,796	4,117
Total	116,924	131,968	147,587